Derivative instruments - Additional information (Detail) $ in Thousands		3 Months Ended	12 Months Ended
	Mar. 26, 2015 USD ($) MMBTU MBbls	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2017 USD ($)	May 31, 2016 MMBTU MBbls	Dec. 31, 2015 USD ($)
Derivative [Line Items]
Receivable derivative settlements				$ 3,231
Predecessor
Derivative [Line Items]
Receivable derivative settlements			$ 119,303			$ 40,380
Amount utilized to offset outstanding borrowings under credit facility		$ 103,560	$ 103,560
Early settlement | Predecessor | Crude Oil Derivative Contracts
Derivative [Line Items]
Volume | MBbls	495				3,400
Early settlement | Predecessor | Natural Gas Derivative Contracts
Derivative [Line Items]
Volume | MMBTU	12,280,000				28,800,000
Early settlement | Predecessor | Crude Oil and Natural Gas Derivative
Derivative [Line Items]
Settlement of non-hedge derivative instruments, net proceeds	$ 15,395